Schedule of Loss Before Provision From Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Expected income tax recovery (Domestic)	$ (3,038,117)	$ (5,026,158)
Expected income tax recovery (Foreign)	(11,888)	(11,888)
State taxes (net of federal tax benefits)	(64,943)	(92,997)
Change in valuation allowance (Domestic)	1,677,094	1,088,687
Change in valuation allowance (Foreign)	11,888	11,888
Interest and penalties	1,456,000	829,000
Impairment of goodwill	271,274	329,172
Share-based compensation	511,686	579,384
Change in fair value	(1,869,787)	1,254,877
Permanent non-deductible IRS Section 280E	3,115,476	4,053,976
Other	576,317	419,697
Current income tax expense	$ 2,635,000	$ 3,435,638